COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION
18. COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION
Cost of sales excluding depreciation and amortization include the following components:

	For the Years Ended December 31,
	2017	2016
Contractors	$41,297	$32,869
Electricity	20,558	18,378
Fuel	11,137	12,647
Raw materials and consumables	51,996	44,016
Salaries and benefits	53,582	43,404
Transportation costs	2,116	1,949
General and administrative	7,695	6,216
Other	8,997	6,505
Mine operating expenses	$197,378	$165,984
Severance charges	9,232	(71)
Operating costs to metal inventory	167	(6,569)
Inventory net realizable value adjustment	2,410	1,190
Royalties	17,295	12,082
	$226,482	$172,616